DISCONTINUED OPERATION - Deposits from customers designated as liabilities held for sale (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Time deposits	$ 91,673,167		$ 109,760,722
Savings accounts	133,128,722		124,636,994
Checking accounts	32,125,941		38,033,696
Other deposits	7,486,126		6,627,989
Total deposits by customers	264,413,956	[1]	$ 279,059,401
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total deposits by customers	27,293,518
Assets and liabilities classified as held for sale | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Time deposits	16,875,344
Savings accounts	6,225,850
Checking accounts	4,106,875
Other deposits	85,449
Total deposits by customers	$ 27,293,518

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.